LONG-TERM DEBT AND CREDIT FACILITIES (Details - Composition of debt) $ in Millions, $ in Billions	Jun. 30, 2018 COP ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Notional amount	$ 1,762	$ 634
Long-term debt and credit facilities		10,045	$ 10,090
Current portion of long-term debt		929	1,676
Unamortised Financing Fees		87	77
Unamortised Premiums		$ 1	$ 1
Corporate Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	4.50%	4.50%	4.50%
Weighted Average Borrowings Term	5.9	5.9	6.4
Notional amount		$ 1,599	$ 1,670
Estimated fair value		$ 1,656	$ 1,754
Revolving Credit facilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	2.90%	2.90%	2.60%
Weighted Average Borrowings Term	2.3	2.3	4.5
Notional amount		$ 989	$ 887
Estimated fair value		$ 989	$ 887
Sudsidiary
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	5.90%	5.90%	6.50%
Weighted Average Borrowings Term	10	10	9
Notional amount		$ 8,472	$ 9,285
Estimated fair value		$ 8,801	$ 9,838
Sudsidiary | Hydroelectric
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	6.30%	6.30%	6.30%
Weighted Average Borrowings Term	9.7	9.7	8.8
Notional amount		$ 6,313	$ 6,392
Estimated fair value		$ 6,550	$ 6,813
Sudsidiary | Wind
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	4.70%	4.70%	5.80%
Weighted Average Borrowings Term	11.2	11.2	9.7
Notional amount		$ 1,894	$ 2,211
Estimated fair value		$ 1,980	$ 2,343
Series 3 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	5.30%	5.30%	5.30%
Weighted Average Borrowings Term	0.4	0.4	0.8
Notional amount		$ 152	$ 159
Estimated fair value		$ 154	$ 163
Series 4 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	5.80%	5.80%	5.80%
Weighted Average Borrowings Term	18.4	18.4	18.9
Notional amount		$ 114	$ 119
Estimated fair value		$ 135	$ 144
Series 7 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	5.10%	5.10%	5.10%
Weighted Average Borrowings Term	2.3	2.3	2.8
Notional amount		$ 342	$ 358
Estimated fair value		$ 361	$ 382
Series 8 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	4.80%	4.80%	4.80%
Weighted Average Borrowings Term	3.6	3.6	4.1
Notional amount		$ 305	$ 318
Estimated fair value		$ 325	$ 344
Series 9 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	3.80%	3.80%	3.80%
Weighted Average Borrowings Term	6.9	6.9	7.4
Notional amount		$ 305	$ 318
Estimated fair value		$ 303	$ 321
Series 10 | Corporate Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted Average Interest Rate	3.60%	3.60%	3.60%
Weighted Average Borrowings Term	8.6	8.6	9
Notional amount		$ 381	$ 398
Estimated fair value		$ 378	$ 400